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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2001
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number: _________________
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Cambridge Investments, Ltd.
            -----------------------------------
Address:    600 Montgomery Street
            -----------------------------------
            San Francisco, California  94111
            -----------------------------------


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 781-0866

Signature, Place, and Date of Signing:
/s/ Courtney Tozzi             San Francisco, California       May 11, 2001
--------------------------     -------------------------       ------------
      [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:              0
                                           ----------

Form 13F Information Table Entry Total:        13
                                           ----------

Form 13F Information Table Value Total:      $396,931
                                           ----------
                                           (thousands)




List of Other Included Managers:

{None}



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        FORM 13F INFORMATION TABLE - CAMBRIDGE INVESTMENTS LTD. (3/31/01)

                                                                FAIR MARKET VALUE      SHARES ON       INVESTMENT       VOTING
         NAME OF ISSUER         TITLE OF CLASS   CUSIP NUMBER      (IN THOUSANDS)   PRINCIPAL AMOUNT   DISCRETION   AUTHORITY - SOLE
         --------------         --------------   ------------   -----------------   ----------------   ----------   ----------------
Baker Hughes Inc.               Common            057224107                23,165            637,985      sole              637,985
BJ Svrs Co.                     Common            055482103                44,661            627,268      sole              627,268
Cooper Cameron Corp.            Common            216640102                16,651            308,350      sole              308,350
Diamond Offshore Drilling Inc.  Common            25271C102                 2,057             52,268      sole               52,268
Ensco Intl Inc.                 Common            26874Q100                68,169          1,947,686      sole            1,947,686
Global Marine Inc.              Common            379352404                17,454            681,795      sole              681,795
Philip Morris Cos. Inc.         Common            718154107                   413              8,700      sole                8,700
Nabors Inds Inc.                Common            629568106                75,150          1,449,649      sole            1,449,649
Noble Drilling Corp.            Common            655042109                39,960            865,695      sole              865,695
Rowan Cos. Inc.                 Common            779382100                30,847          1,121,725      sole            1,121,725
Transocean Sedco Forex Inc.     Ord               G90078109                54,418          1,255,317      sole            1,255,317
Santa Fe Intl. Corp.            Ord               G7805C108                 6,138            188,855      sole              188,855
Smith Intl. Inc.                Common            832110100                17,848            254,250      sole              254,250